Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 10,160,161	¥ 2,441,698		$ 1,391,936
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves	6,495,347	5,664,972
VIEs and VIEs' subsidiaries | Wheels Technology
Variable interest entity
Management fees paid	0	0	¥ 0
VIEs and VIEs' subsidiaries | PRC
Variable interest entity
(Accumulated deficit)/Retained earnings	¥ 1,749,425	¥ 1,456,781